Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Financial Instruments at Fair Value Based on Valuation Approach Applied to Each Class of Security
The following tables set forth the Company’s cash and cash equivalents and Corporate Securities’ adjusted cost, gross unrealized gains, gross unrealized losses, gross realized gains, gross realized losses and fair value by significant investment category recorded as cash and cash equivalents or long-term notes receivables and other assets, net as of March 31, 2019 and December 31, 2018 (in thousands):

	March 31, 2019
	Adjusted Cost	Unrealized Gains	Unrealized Losses	Fair Value	Cash and Cash Equivalents	Long-Term Notes Receivables and Other Assets, net
Cash	$3,599	$—	$—	$3,599	$3,599	$—

Level 1:
Money market funds	92	—	—	92	92	—
Corporate securities	3,181	2,212	—	5,393	—	5,393
Subtotal	3,273	2,212	—	5,485	92	5,393

Total	$6,872	$2,212	$—	$9,084	$3,691	$5,393

	December 31, 2018
	Adjusted Cost	Unrealized Gains	Unrealized Losses	Fair Value	Cash and Cash Equivalents	Long-Term Notes Receivables and Other Assets, net
Cash	$6,681	$—	$—	$6,681	$6,681	$—

Level 1:
Money market funds	6,092	—	—	6,092	6,092	—
Corporate securities	3,485	—	(304)	3,181	—	3,181
Subtotal	9,577	—	(304)	9,273	6,092	3,181

Total	$16,258	$—	$(304)	$15,954	$12,773	$3,181

The following tables set forth the Company’s cash and cash equivalents and Corporate Securities’ adjusted cost, gross unrealized gains, gross unrealized losses, gross realized gains, gross realized losses and fair value by significant investment category recorded as cash and cash equivalents or long-term notes receivables and other assets, net as of December 31, 2018 and 2017 (in thousands):

	December 31, 2018
	Adjusted Cost	Unrealized Gains	Unrealized Losses	Fair Value	Cash and Cash Equivalents	Long-Term Notes Receivables and Other Assets, net
Cash	$6,681	$—	$—	$6,681	$6,681	$—

Level 1:
Money market funds	6,092	—	—	6,092	6,092	—
Corporate securities	3,485	—	(304)	3,181	—	3,181
Subtotal	9,577	—	(304)	9,273	6,092	3,181

Total	$16,258	$—	$(304)	$15,954	$12,773	$3,181

	December 31, 2017
	Adjusted Cost	Unrealized Gains	Unrealized Losses	Fair Value	Cash and Cash Equivalents	Long-Term Notes Receivables and Other Assets, net
Cash	$3,866	$—	$—	$3,866	$3,866

Level 1:
Money market funds	6	—	—	6	6	—
Corporate securities	4,018	—	(1,315)	2,703	—	2,703
Subtotal	4,024	—	(1,315)	2,709	6	2,703

Total	$7,890	$—	$(1,315)	$6,575	$3,872	$2,703

Components of Long-Term Debt Including Associated Interest Rates and Related Fair Values
Components of long-term debt including the associated interest rates and related fair values are as follows (in thousands, except interest rates):

	March 31, 2019		December 31, 2018		Stated Interest Rate
Issuance	Face Value	Estimated Fair Value	Face Value	Estimated Fair Value
2020 Notes	679,299	669,110	679,299	643,568	8.75%
2022 Private Placement Notes	270,000	271,323	270,000	257,073	8.875%
2022 Notes	900,000	904,410	900,000	855,000	7.875%
2023 Notes	400,000	342,120	400,000	326,000	7.625%
Term Loan	805,950	805,950	807,975	807,975	N/A
Total	$3,055,249	$2,992,913	$3,057,274	$2,889,616

Components of the Company's debt including the associated interest rates and related fair values (in thousands, except interest rates) are as follows:

Issuance	December 31, 2018		December 31, 2017		Stated Interest Rate
	Face Value	Estimated Fair Value	Face Value	Estimated Fair Value
2019 Notes	$—	$—	$269,465	$273,507	6.375%
2020 Notes	679,299	643,568	930,000	952,134	8.75%
2022 Notes Private Placement Notes	270,000	257,073	270,000	276,486	8.875%
2022 Notes	900,000	855,000	900,000	966,420	7.875%
2023 Notes	400,000	326,000	400,000	425,000	7.625%
Term Loan	807,975	807,975	—	—	N/A
Total	$3,057,274	$2,889,616	$2,769,465	$2,893,547

Schedule of Derivative Liabilities at Fair Value
he following table summarizes the fair value and the notional amount of the Company’s outstanding derivative instrument as of March 31, 2019 and December 31, 2018 (in thousands):

	March 31, 2019	December 31, 2018
Consumer Financing Program Contractual Obligations:
Fair value	$120,671	$117,620
Notional amount	385,955	368,708

Classified on the condensed consolidated unaudited balance sheets as:
Accrued expenses and other current liabilities	70,137	67,710
Other long-term obligations	50,534	49,910
Total Consumer Financing Program Contractual Obligation	$120,671	$117,620

The following table summarizes the fair value and the notional amount of the Company’s outstanding derivative instrument as of December 31, 2018 and 2017 (in thousands):

	December 31,
	2018	2017
Consumer Financing Program Contractual Obligations:
Fair value	$117,620	$46,496
Notional amount	368,708	163,032
Classified on the consolidated balance sheets as:
Accrued expenses and other current liabilities	67,710	25,473
Other long-term obligations	49,910	21,023
Total Consumer Financing Program Contractual Obligation	$117,620	$46,496

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation
he following table summarizes the change in the fair value of the Level 3 outstanding derivative liability instrument for the three months ended March 31, 2019 and the twelve months ended December 31, 2018 (in thousands):

	Three months ended March 31, 2019	Twelve months ended December 31, 2018
Balance, beginning of period	$117,620	$46,496
Additions	16,480	93,095
Settlements	(14,856)	(34,587)
Losses included in earnings	1,427	12,616
Balance, end of period	$120,671	$117,620

The following table summarizes the change in the fair value of the Level 3 outstanding derivative instrument for the years ended December 31, 2018 and 2017 (in thousands):

	December 31,
	2018	2017
Balance, beginning of period	$46,496	$—
Additions	93,095	44,913
Settlements	(34,587)	(7,972)
Losses included in earnings	12,616	9,555
Balance, end of period	$117,620	$46,496